Segment Operating Results	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Operating Results
Segment Operating Results
Business Segments – The Company's business results are categorized into the following two segments: Investment Banking and Investment Management. Investment Banking includes providing advice to clients on significant mergers, acquisitions, divestitures and other strategic corporate transactions, as well as services related to securities underwriting, private placement services and commissions for agency-based equity trading services and equity research. Investment Management includes advising third-party investors in the Institutional Asset Management, Wealth Management and Private Equity sectors. On September 30, 2016, the Company deconsolidated the assets and liabilities of its Mexican Private Equity business, which was in the Investment Management segment (see Note 4 for further information). On December 31, 2015, the Company deconsolidated the assets and liabilities of Atalanta Sosnoff, which was in the Investment Management segment, and accounted for its interest as an equity method investment from that date forward. On October 31, 2014, the Company acquired the operating businesses of ISI, which is included in the Investment Banking segment.
The Company's segment information for the years ended December 31, 2016, 2015 and 2014 is prepared using the following methodology:

•	Revenue, expenses and income (loss) from equity method investments directly associated with each segment are included in determining pre-tax income.

•	Expenses not directly associated with specific segments are allocated based on the most relevant measures applicable, including headcount, square footage and other performance and time-based factors.

•
Segment assets are based on those directly associated with each segment, or for certain assets shared across segments; those assets are allocated based on the most relevant measures applicable, including headcount and other factors.

•	Investment gains and losses, interest income and interest expense are allocated between the segments based on the segment in which the underlying asset or liability is held.
Each segment's Operating Expenses include: a) employee compensation and benefits expenses that are incurred directly in support of the segment and b) non-compensation expenses, which include expenses for premises and occupancy, professional fees, travel and entertainment, communications and information services, equipment and indirect support costs (including compensation and other operating expenses related thereto) for administrative services. Such administrative services include, but are not limited to, accounting, tax, legal, facilities management and senior management activities.
Other Expenses include the following:

•
Amortization of LP Units/Interests and Certain Other Awards - Includes amortization costs associated with the vesting of Class E LP Units and Class G and H LP Interests issued in conjunction with the acquisition of ISI and certain other related awards.

•	Other Acquisition Related Compensation Charges - Includes compensation charges in 2015 and 2014 associated with deferred consideration, retention awards and related compensation for Lexicon employees.

•
Special Charges - Includes an expense in 2016 related to an impairment charge associated with the Company's investment in Atalanta Sosnoff. Expenses in 2015 primarily related to an impairment charge associated with the impairment of goodwill in the Company's Institutional Asset Management reporting unit and charges related to the restructuring of the Company's investment in Atalanta Sosnoff, primarily related to the conversion of certain of Atalanta Sosnoff's profits interests held by management to equity interests. Special Charges for 2015 also include separation benefits and costs associated with the termination of certain contracts within the Company's Evercore ISI business, as well as the finalization of a matter associated with the wind-down of the Company's U.S. Private Equity business. Special Charges in 2014 primarily related to separation benefits and certain exit costs related to combining the equities business upon the ISI acquisition during 2014 and a provision recorded in 2014 against contingent consideration due on the 2013 disposition of Pan.

•	Professional Fees - Includes expense associated with share based awards resulting from increases in the share price, which is required upon change in employment status.

•
Acquisition and Transition Costs - Includes costs incurred in connection with acquisitions and other ongoing business development initiatives, primarily comprised of professional fees for legal and other services, as well as the reversal of a provision for certain settlements in 2016 previously established in the fourth quarter of 2015 and costs related to transitioning ISI's infrastructure in 2015.

•	Fair Value of Contingent Consideration - Includes expense associated with changes in the fair value of contingent consideration issued to the sellers of certain of the Company's acquisitions.

•	Intangible Asset and Other Amortization - Includes amortization of intangible assets and other purchase accounting-related amortization associated with certain acquisitions.
The Company evaluates segment results based on net revenues and pre-tax income, both including and excluding the impact of the Other Expenses.
The following information presents each segment's contribution.

	For the Years Ended December 31,
	2016	2015	2014
Investment Banking
Net Revenues (1)	$1,363,859	$1,130,915	$819,637
Operating Expenses	1,020,327	869,301	632,927
Other Expenses (2)	92,172	108,739	25,109
Operating Income	251,360	152,875	161,601
Income from Equity Method Investments	1,370	978	495
Pre-Tax Income	$252,730	$153,853	$162,096
Identifiable Segment Assets	$1,302,351	$1,097,373	$934,648
Investment Management
Net Revenues (1)	$76,193	$92,358	$96,221
Operating Expenses	57,379	77,231	86,547
Other Expenses (2)	9,000	39,332	328
Operating Income (Loss)	9,814	(24,205)	9,346
Income from Equity Method Investments	5,271	5,072	4,685
Pre-Tax Income (Loss)	$15,085	$(19,133)	$14,031
Identifiable Segment Assets	$359,995	$381,798	$511,908
Total
Net Revenues (1)	$1,440,052	$1,223,273	$915,858
Operating Expenses	1,077,706	946,532	719,474
Other Expenses (2)	101,172	148,071	25,437
Operating Income	261,174	128,670	170,947
Income from Equity Method Investments	6,641	6,050	5,180
Pre-Tax Income	$267,815	$134,720	$176,127
Identifiable Segment Assets	$1,662,346	$1,479,171	$1,446,556

(1)	Net revenues include Other Revenue, net, allocated to the segments as follows:

	For the Years Ended December 31,
	2016	2015	2014
Investment Banking (A)	$(239)	$(2,945)	$(1,722)
Investment Management (B)	386	(2,771)	(2,530)
Total Other Revenue, net	$147	$(5,716)	$(4,252)

(A)
Investment Banking Other Revenue, net, includes interest expense on the Notes Payable, subordinated borrowings and the line of credit of $9,578, $6,041 and $4,470 for the years ended December 31, 2016, 2015 and 2014, respectively.

(B)
Investment Management Other Revenue, net, includes interest expense on the Notes Payable and the line of credit of $670, $3,576 and $3,770 for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)	Other Expenses are as follows:

	For the Years Ended December 31,
	2016	2015	2014
Investment Banking
Amortization of LP Units / Interests and Certain Other Awards	$80,846	$83,673	$3,399
Other Acquisition Related Compensation Charges	—	1,537	7,939
Special Charges	—	2,151	4,893
Professional Fees	—	—	1,672
Acquisition and Transition Costs	(692)	4,879	4,712
Fair Value of Contingent Consideration	1,107	2,704	—
Intangible Asset and Other Amortization	10,911	13,795	2,494
Total Investment Banking	92,172	108,739	25,109
Investment Management
Special Charges	8,100	38,993	—
Acquisition and Transition Costs	791	11	—
Intangible Asset and Other Amortization	109	328	328
Total Investment Management	9,000	39,332	328
Total Other Expenses	$101,172	$148,071	$25,437

Geographic Information – The Company manages its business based on the profitability of the enterprise as a whole.
The Company's revenues were derived from clients and private equity funds located and managed in the following geographical areas:

	For the Years Ended December 31,
	2016	2015	2014
Net Revenues: (1)
United States	$1,056,796	$900,672	$608,631
Europe and Other	338,285	287,884	248,815
Latin America	44,824	40,433	62,664
Total	$1,439,905	$1,228,989	$920,110
(1) Excludes Other Revenue and Interest Expense.
The Company's total assets are located in the following geographical areas:

	December 31,
	2016	2015
Total Assets:
United States	$1,376,101	$1,135,570
Europe and Other	190,380	221,358
Latin America	95,865	122,243
Total	$1,662,346	$1,479,171